LEASES (Narrative) (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2019 m²	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of maturity analysis of operating lease payments [abstract]
Area of lease | m²	51,177
Lease term	2024
Period of lease agreements for service centers and retail stores	two to ten years
Extend period of lease	twenty years
Percentage of increase of lease payment	2%-10%
Period of lease agreements in respect of cell sites and switching stations	two to ten years
Lease contract period	ten years
Lease contract period for vehicle	three years
Percentage of increase of lease payment mostly	2%-10%
Rental expenses | ₪		₪ 178	₪ 169